CONCENTRATIONS	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 15 - CONCENTRATIONS

For the year ended December 31, 2016 four customers each accounted for more than 10% of our revenues, and also and alike for the year ended December 31, 2017 three customers each accounted for more than 10% of our revenues. Combined, these customers represented less than 50% of our revenues during each of 2016 and 2017. A significant reduction for any reason in the use of our software solutions by one or more of our major customers could harm our business materially.